September 11, 2015

Supplement

SUPPLEMENT DATED SEPTEMBER 11, 2015 TO THE PROSPECTUSES OF
Active Assets Tax-Free Trust, dated October 31, 2014
Active Assets California Tax-Free Trust, dated October 31, 2014
(each, a "Fund")

The Board of Trustees of each Fund has approved an amendment to the principal investment strategies of the respective Fund. Accordingly, effective immediately, the Prospectuses of each Fund are revised as follows:

The following is hereby inserted as the second sentence of the first paragraph under the section of the Prospectus entitled "Fund Summaries—Active Assets Tax-Free Trust—Principal Investment Strategies":

The Fund will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act").

The following is hereby inserted as the second sentence of the first paragraph under the section of the Prospectus entitled "Fund Summaries—Active Assets California Tax-Free Trust—Principal Investment Strategies":

The Fund will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act").

The following is hereby inserted as the second sentence of the first paragraph under the section of the Prospectus entitled "Additional Information about the Funds' Investment Objective, Strategies and Risks—Active Assets Tax-Free Trust—Principal Investment Strategies":

The Fund will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act.

The following is hereby inserted as the second sentence of the first paragraph under the section of the Prospectus entitled "Additional Information about the Funds' Investment Objective, Strategies and Risks—Active Assets California Tax-Free Trust—Principal Investment Strategies":

The Fund will invest all of its assets in high quality, short-term securities and other instruments that meet the definition of "weekly liquid assets" as defined in Rule 2a-7 under the Investment Company Act.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AAMSPT-0915

September 11, 2015

Supplement

SUPPLEMENT DATED SEPTEMBER 11, 2015 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
Active Assets Tax-Free Trust, dated October 31, 2014
Active Assets California Tax-Free Trust, dated October 31, 2014

The following is hereby added, effective immediately, as a fourth non-fundamental policy to the section of the Statement of Additional Information entitled "Investment Objectives/Policies/Investment Restrictions—Active Assets Tax-Free Trust":

(d) Invest in securities or other instruments that fail to meet the definition of "weekly liquid assets" as defined in Rule 2a-7 of the Investment Company Act.

The following is hereby added, effective immediately, as a fourth non-fundamental policy to the section of the Statement of Additional Information entitled "Investment Objectives/Policies/Investment Restrictions—Active Assets California Tax-Free Trust":

(d) Invest in securities or other instruments that fail to meet the definition of "weekly liquid assets" as defined in Rule 2a-7 of the Investment Company Act.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.